Composition of Certain Financial Statement Captions (Tables)	12 Months Ended
Dec. 31, 2023
Composition Of Certain Financial Statement Captions [Abstract]
Other Current Assets
Other Current Assets
As of December 31, 2023 and 2022, other current assets were comprised of the following (in thousands):

	December 31,
	2023	2022
Prepaid services	$644	$2,999
Prepaid insurance	636	698

	$1,280	$3,697

Property and Equipment, net
Property and Equipment, net
As of December 31, 2023 and 2022, property and equipment, net, were comprised of the following (in thousands):

	December 31,
	2023	2022
Office and computer equipment	$1,632	$1,474
Leasehold improvements	1,810	1,810

	3,442	3,284
Less accumulated depreciation	(2,536)	(1,960)

	$906	$1,324

Accounts Payable and Accrued Expenses
Accounts Payable and Accrued Expenses
As of December 31, 2023 and 2022, accounts payable and accrued expenses were comprised of the following (in thousands):

	December 31,
	2023	2022
Accounts payable	$4,758	$8,364
Accrued payroll and bonus	987	989
Accrued professional fees	128	147
Accrued vacation and compensation	370	325
Accrued R&D studies	388	309

	$6,631	$10,134